Derivative financial instruments and hedging activities - Additional Information (Detail) - Interest rate risk [member] - Interest Rate Contracts With IBOR [Member] $ in Billions	Oct. 31, 2023 CAD ($)
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Total return swaps	$ 1
Derivative notional amount	$ 115